UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Gaming & Casino Fund

(Exact name of registrant as specified in charter)

 1920 Abrams Parkway #373, Dallas, Texas 75214

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

214-934-8160

Date of fiscal year end:

1/31

Date of reporting period:  4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GAMING AND CASINO FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			April 30, 2007

% of Portfolio	Description	Shares	Value
99.37%	COMMON STOCKS
1.19%	APPAREL
	Coach, Inc. *	800	$ 39,064

1.94%	BEVERAGES
	Brown-Forman Corp.	500	31,965
	Constellation Brands, Inc., Class A *	1,400	31,374
			63,339

21.53%	CASINO HOTELS
	Boyd Gaming Corp.	1,500	68,250
	Las Vegas Sands Corp. *	1,700	144,823
	Melco PBL Entertainment Macau, Ltd. *	8,000	139,360
	MGM Mirage *	2,300	154,675
	Monarch Casino & Resort, Inc. *	2,400	64,008
	Wynn Resorts, Ltd.	1,300	132,873
			703,989

4.34%	COMPUTERS
	PacificNet, Inc. *	20,000	82,600
	Transact Technologies, Inc. *	4,600	32,522
	Wells-Gardner Electronics Corp. *	8,400	26,712
			141,834

5.17%	CRUISE LINES
	Carnival Corp.	1,500	73,335
	Royal Caribbean Cruises, Ltd.	2,300	95,611
			168,946

1.23%	DISTRIBUTION / WHOLESALE
	Pool Corp.	1,000	40,130

11.09%	ENTERTAINMENT SOFTWARE
	Activision, Inc. *	6,500	130,000
	Electronic Arts, Inc. *	1,400	70,574
	The9, Ltd. ADR *	2,900	118,639
	THQ, Inc. *	1,300	43,381
			362,594

16.92%	GAMBLING (OTHER) AND RACETRACKS
	Century Casinos, Inc. *	12,300	103,074
	Empire Resorts, Inc. *	5,900	51,979
	Lakes Entertainment, Inc. *	4,000	49,520
	Nevada Gold & Casinos, Inc. *	16,400	43,952
	Penn National Gaming, Inc. *	3,700	178,858
	Pinnacle Entertainment, Inc. *	2,800	78,624
	Youbet.com, Inc. *	17,200	47,300
			553,307

26.03%	GAMING SERVICES
	Bally Technologies, Inc. *	4,000	93,600
	GameTech International, Inc. *	5,500	63,030
	Gaming Partners International Corp.	5,100	92,667
	International Game Technology	4,400	167,816
	Progressive Gaming International Corp. *	9,000	39,240
	Scientific Games Corp. *	3,500	116,515
	Shuffle Master, Inc. *	6,800	115,804
	VendingData Corp. *	17,000	51,000
	WMS Industries, Inc. *	2,800	111,608
			851,280
2.01%	HOTELS
	Gaylord Entertainment Co. *	1,200	65,760

6.50%	INTERNET
	Cryptologic, Inc.	2,800	84,224
	GigaMedia, Ltd. *	5,000	70,400
	Netease.com ADR *	3,200	57,856
			212,480

1.42%	RETAIL
	GameStop Corp., Class A *	1,400	46,438

	TOTAL COMMON STOCKS (Cost $3,069,853)		3,249,161

1.28%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation Portfolio, Institutional Class,
	to yield 5.11%, 5/1/07 (Cost $42,005)	42,005	42,005

100.65%	TOTAL INVESTMENTS (Cost $3,111,858) (a)		$ 3,291,166
-0.65%	LIABILITIES IN EXCESS OF OTHER ASSETS		(21,182)
100.00%	NET ASSETS		$ 3,269,984

	(a) Represents cost for financial reporting purposes
	and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 361,871
	Unrealized depreciation		(182,563)
	Net unrealized appreciation		$ 179,308

	Aggregate cost for federal income tax purposes is $3,111,858.

	* Non-Income producing security.
	ADR - American Depositary Receipt

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gaming & Casino Fund

By    */s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    */s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/28/07

By    */s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/28/07